EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

20. EMPLOYEE BENEFITS

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the government. The Group has no legal obligation for the benefits beyond the contribution made. The total amounts charged to the consolidated statements of comprehensive income (loss) for such employee benefits amounted to approximately RMB10,049, RMB26,426 and RMB35,332 for the years ended December 31, 2020, 2021 and 2022, respectively.